Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 451	$ 1,083	$ 736	$ 1,492
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	0	36	0	77
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	15	53	28	163
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	433	945	680	1,144
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 3	$ 49	$ 28	$ 108